Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 185,922	$ 208,828
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,470,076	2,382,976	$ 2,276,161
Acquisitions	177,890	338,034	359,885
Acquisitions through business combinations (Note 24)	0	120,280
Disposals and cancellations	(81,398)	(143,464)	(18,684)
Depreciation charges	(229,777)	(227,664)	(210,156)
Transfer to assets held for sale	0	0	(24,195)
Transfers	0	0	0
Translation differences	40	(86)	(35)
Property, plant and equipment, ending balance	2,336,831	2,470,076	2,382,976
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,836,644	3,573,979	3,362,205
Property, plant and equipment, ending balance	3,662,905	3,836,644	3,573,979
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,366,568)	(1,191,003)	(1,086,044)
Property, plant and equipment, ending balance	(1,326,074)	(1,366,568)	(1,191,003)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,383,163	2,288,036	2,258,334
Acquisitions	125,486	250,912	257,706
Acquisitions through business combinations (Note 24)	0	120,280
Disposals and cancellations	(81,389)	(143,457)	(10,681)
Depreciation charges	(229,429)	(227,306)	(209,728)
Transfer to assets held for sale	0	0	(24,195)
Transfers	73,669	94,698	16,600
Translation differences	0	0	0
Property, plant and equipment, ending balance	2,271,500	2,383,163	2,288,036
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,748,135	3,477,605	3,342,607
Property, plant and equipment, ending balance	3,595,692	3,748,135	3,477,605
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,364,972)	(1,189,569)	(1,084,273)
Property, plant and equipment, ending balance	(1,324,192)	(1,364,972)	(1,189,569)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	86,136	93,890	0
Acquisitions	51,201	86,944	93,890
Acquisitions through business combinations (Note 24)	0	0
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale	0	0	0
Transfers	(73,669)	(94,698)	0
Translation differences	0	0	0
Property, plant and equipment, ending balance	63,668	86,136	93,890
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	86,136	93,890	0
Property, plant and equipment, ending balance	63,668	86,136	93,890
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	777	1,048	1,226
Acquisitions	1,203	175	288
Acquisitions through business combinations (Note 24)	0	0
Disposals and cancellations	(9)	(7)	(3)
Depreciation charges	(348)	(358)	(428)
Transfer to assets held for sale	0	0	0
Transfers	0	5	0
Translation differences	40	(86)	(35)
Property, plant and equipment, ending balance	1,663	777	1,048
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,373	2,482	2,997
Property, plant and equipment, ending balance	3,545	2,373	2,482
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,596)	(1,434)	(1,771)
Property, plant and equipment, ending balance	(1,882)	(1,596)	(1,434)
Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	2	16,601
Acquisitions	0	3	8,001
Acquisitions through business combinations (Note 24)	0	0
Disposals and cancellations	0	0	(8,000)
Depreciation charges	0	0	0
Transfer to assets held for sale	0	0	0
Transfers	0	(5)	(16,600)
Translation differences	0	0	0
Property, plant and equipment, ending balance	0	0	2
Prepayments | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	2	16,601
Property, plant and equipment, ending balance	0	0	2
Prepayments | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	$ 0	$ 0	$ 0